CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY	Ordinary shares CNY (¥) shares	Additional paid-in capital CNY (¥)	Statutory reserves CNY (¥)	Accumulated other comprehensive income/(loss) CNY (¥)	Retained earnings CNY (¥)	Treasury stock CNY (¥) shares	Total Ctrip.com International, Ltd. shareholders' equity CNY (¥)	Non-controlling interests. CNY (¥)	USD ($)	CNY (¥)
Balance at Dec. 31, 2012	¥ 2,979,144	¥ 3,818,256,227	¥ 103,222,512	¥ (58,778,675)	¥ 4,515,841,767	¥ (1,891,888,900)	¥ 6,489,632,075	¥ 95,247,538		¥ 6,584,879,613
Balance (in shares) at Dec. 31, 2012 | shares	32,354,634					4,365,306
Changes in shareholders' equity
Issuance of common stock pursuant to share incentive plan	¥ 54,346	194,142,177					194,196,523			194,196,523
Issuance of common stock pursuant to share incentive plan (in shares) | shares	885,398
Share-based compensation		440,992,258					440,992,258			440,992,258
Appropriations to statutory reserves			15,226,718		(15,226,718)
Foreign currency translation adjustments				(14,167,524)			(14,167,524)			(14,167,524)
Unrealized securities holding gains				445,580,779			445,580,779			445,580,779
Purchasing of Purchased Call Option		(842,694,944)					(842,694,944)			(842,694,944)
Sale of Issued Warrants		470,838,904					470,838,904			470,838,904
Early Termination of Call Option		70,270,919					70,270,919			70,270,919
Early Conversion of Convertible Notes		(63,288,632)				¥ 340,747,632	277,459,000			277,459,000
Early Conversion of Convertible Notes (in shares) | shares	588,219					(588,219)
Net income / (loss)					998,319,684		998,319,684	(91,917,099)		906,402,585
Issuance of convertible preferred shares by a subsidiary								132,709,989		132,709,989
Acquisition of a subsidiary								63,700,000		63,700,000
Acquisition of additional stake in subsidiaries		(32,143)					(32,143)	(50,000)		(82,143)
Balance at Dec. 31, 2013	¥ 3,033,490	4,088,484,766	118,449,230	372,634,580	5,498,934,733	¥ (1,551,141,268)	8,530,395,531	199,690,428		8,730,085,959
Balance (in shares) at Dec. 31, 2013 | shares	33,828,251					3,777,087
Changes in shareholders' equity
Issuance of common stock pursuant to share incentive plan	¥ 51,483	221,534,465					221,585,948			221,585,948
Issuance of common stock pursuant to share incentive plan (in shares) | shares	835,042
Share-based compensation		496,643,489					496,643,489			496,643,489
Appropriations to statutory reserves			15,649,517		(15,649,517)
Repurchasing common stock						¥ (446,155,147)	(446,155,147)			(446,155,147)
Repurchasing common stock (in shares) | shares	(392,306)					392,306
Foreign currency translation adjustments				(66,759,799)			(66,759,799)			(66,759,799)
Unrealized securities holding gains				137,704,595			137,704,595			137,704,595
Early Conversion of Convertible Notes		8,945,339				¥ 391,665,502	400,610,841			400,610,841
Early Conversion of Convertible Notes (in shares) | shares	846,131					(846,131)
Net income / (loss)					242,739,781		242,739,781	(151,117,436)		91,622,345
Disposal of shares of a subsidiary								(280,075)		(280,075)
Issuance of convertible preferred shares by a subsidiary								186,057,768		186,057,768
Acquisition of a subsidiary								658,466,145		658,466,145
Acquisition of additional stake in subsidiaries	¥ 299	12,413,757					12,414,056	(44,268,537)		(31,854,481)
Acquisition of additional stake in subsidiaries ( in Shares) | shares	29,864
Balance at Dec. 31, 2014	¥ 3,085,272	4,828,021,816	134,098,747	443,579,376	5,726,024,997	¥ (1,605,630,913)	9,529,179,295	848,548,293		10,377,727,588
Balance (in shares) at Dec. 31, 2014 | shares	35,146,982					3,323,262
Changes in shareholders' equity
Issuance of common stock pursuant to share incentive plan	¥ 48,673	207,980,247					208,028,920			208,028,920
Issuance of common stock pursuant to share incentive plan (in shares) | shares	777,846
Share-based compensation		642,596,474					642,596,474			642,596,474
Appropriations to statutory reserves			34,842,222		(34,842,222)
Repurchasing common stock						¥ (872,290,891)	(872,290,891)			(872,290,891)
Repurchasing common stock (in shares) | shares	(498,561)					498,561
Foreign currency translation adjustments				(489,917,917)			(489,917,917)		$ (75,630,294)	(489,917,917)
Unrealized securities holding gains				606,415,822			606,415,822		93,614,472	606,415,822
Purchasing of Purchased Call Option		(805,504,000)					(805,504,000)			(805,504,000)
Sale of Issued Warrants		523,404,000					523,404,000			523,404,000
Early Conversion of Convertible Notes		13,979,289				¥ 104,994,432	118,973,721			118,973,721
Early Conversion of Convertible Notes (in shares) | shares	244,466					(244,466)
Net income / (loss)					2,507,655,884		2,507,655,884	(108,260,637)	370,402,798	2,399,395,247
Disposal of shares of a subsidiary		15,824,133					15,824,133	(747,801,153)		(731,977,020)
Issuance of additional equity stake by subsidiaries								966,486,957		966,486,957
Acquisition of additional stake in subsidiaries		(10,078,392)					(10,078,392)	(36,158,510)		(46,236,902)
Business combinations	¥ 985,530	32,540,379,845					32,541,365,375	18,211,383,297		50,752,748,672
Business combinations | shares	15,468,816
Share issuance for the investments	¥ 1,770	35,075,540					35,077,310			35,077,310
Share issuance for the investments | shares	27,679
Balance at Dec. 31, 2015	¥ 4,121,245	¥ 37,991,678,952	¥ 168,940,969	¥ 560,077,281	¥ 8,198,838,659	¥ (2,372,927,372)	¥ 44,550,729,734	¥ 19,134,198,247	$ 9,831,258,759	¥ 63,684,927,981
Balance (in shares) at Dec. 31, 2015 | shares	51,167,228					3,577,357